Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue Recognition
	For the three months ended March 31,
	2024	2023
Solar Systems Installations, gross	$26,050,578	$23,372,617
Financing Fees	(7,937,577)	(6,250,528)
Solar Systems Installations, net	18,113,001	17,122,089
Roofing Installations	1,375,189	1,609,400
Total net revenues	$19,488,190	$18,731,489

Schedule of Contract Liabilities
	For the three months ended March 31,
	2024	2023
Contract liabilities, beginning of the period	$5,023,418	$1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,023,418)	(1,149,047)
Cash received prior to completion of performance obligation	585,809	1,134,258
Contract liabilities, as of the end of the period	$585,809	$1,134,258

Schedule of Earnings Per Share

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of March 13, 2024 (the Closing Date) to March 31, 2024:

Three months ended March 31, 2024
Numerator
Net income attributable to Class A common shareholders	$(1,188,531)

Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	994,345
Net income per share of Class A common stock – basic and diluted	$(1.20)
The earnings per share presented in the statement of operations is based on the following:
	Year Ended December 31, 2023	Year Ended December 31, 2022
Net (loss) income	$(3,001,194)	$14,334,250
Accretion of temporary equity to redemption value	6,167,983	(3,984,431)
Net income including accretion of temporary equity to redemption value	$3,166,789	$10,349,819
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Redeemable Class A	Non-redeemable Class A and Class B	Redeemable Class A	Non-redeemable Class A and Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income including accretion of temporary equity	$1,140,044	$2,026,745	$8,279,855	$2,069,964
Allocation of accretion of temporary equity to redemption value	(6,167,983)	—	3,984,431	—
Allocation of net (loss) income	$(5,027,939)	$2,026,745	$12,264,286	$2,069,964
Denominator:
Weighted-average shares outstanding	3,821,284	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(1.32)	$0.29	$0.44	$0.30